Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Store
Three Supermarkets [Member]
Impairment Charges (Textual) [Abstract]
Sale of Supermarkets	3
Recorded impairment within the condensed consolidated statements of operations and other comprehensive income	$ 1.9
Additional Supermarket Acquired [Member]
Impairment Charges (Textual) [Abstract]
Recorded impairment within the condensed consolidated statements of operations and other comprehensive income	$ 0.9